Shareholder Report, Average Annual Return (Details) 1014028_Franklin FTSE Switzerland ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	98 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Switzerland ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Switzerland ETF (NAV)
Average Annual Return, Percent	15.04%	7.93%	8.99%
FTSE Switzerland Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Switzerland Index-NR
Average Annual Return, Percent	15.20%	7.60%	8.46%
FTSE Switzerland Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Switzerland Capped Index-NR
Average Annual Return, Percent	14.81%	7.59%	8.55%